Net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net interest income
Loans and advances to customers	£ 10,409	£ 10,706	£ 11,268
Loans and advances to banks	277	246	340
Debt securities	348	306	317
Interest receivable	11,034	11,258	11,925
Customer accounts: demand deposits	99	433	619
Customer accounts: savings deposits	445	432	446
Customer accounts: other time deposits	179	190	315
Balances with banks	175	97	45
Debt securities in issue	554	557	759
Subordinated liabilities	572	845	869
Internal funding of trading businesses	23	(4)	105
Interest payable	2,047	2,550	3,158
Net interest income	£ 8,987	£ 8,708	£ 8,767